Regulatory Assets, Liabilities, And Balancing Accounts (Current Regulatory Balancing Accounts, Net) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Regulatory Assets [Line Items]
Total regulatory balancing accounts, net	$ 302	$ 708
Energy Recovery Bonds [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts, net	(43)	(105)
Public Purpose Programs [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts, net	(83)	97
Distribution Revenue Adjustment Mechanism [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts, net	219	223
Utility Generation [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts, net	117	241
Hazardous Substance [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts, net	56	57
Gas Fixed Cost [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts, net	44	16
Energy Procurement [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts, net	77	(48)
Deparment Of Energy Settlement [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts, net	(250)	0
Other Current Balancing Accounts [Member]
Regulatory Assets [Line Items]
Total regulatory balancing accounts, net	$ 165	$ 227